LEGG MASON TAX-FREE INCOME FUNDS:

                    LEGG MASON MARYLAND TAX-FREE INCOME TRUST
                  LEGG MASON PENNSYLVANIA TAX-FREE INCOME TRUST
               LEGG MASON TAX-FREE INTERMEDIATE-TERM INCOME TRUST

         Supplement to the Primary Shares Prospectus dated July 31, 1999
                            (revised August 2, 1999)

The following information replaces similar information found in the "Management" section on page 12.

            Management and Adviser:

            Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the manager of the funds. As manager, LMFA is responsible for investment management and administrative services and for overseeing the funds' relationships with outside service providers, such as the custodian, transfer agent, accountants and lawyers. LMFA acts as manager or adviser to investment companies with aggregate assets of about $18.2 billion as of March 31, 2000.

            Legg Mason Trust, fsb ("LM Trust"), 100 Light Street, Baltimore, Maryland 21202, is the investment adviser to each fund. As adviser, LM Trust is responsible for investment management of the funds, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security.

            On June 1, 2000, LMFA became the manager and LM Trust the investment adviser to the funds. The advisory personnel who previously managed the funds as employees of Legg Mason Capital Management, Inc. continue to do so as employees of LM Trust. Each fund has contracted to pay LMFA an advisory fee equal to an annual rate of 0.55% of the fund's average daily net assets. LMFA has contracted to pay LM Trust an advisory fee equal to an annual rate of 0.50% of each funds' average daily net assets.

The date of this supplement is June 1, 2000.

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                        Legg Mason Tax-Free Income Fund:

          Navigator Class of Legg Mason Maryland Tax-Free Income Trust
        Navigator Class of Legg Mason Pennsylvania Tax-Free Income Trust
      Navigator Class of Legg Mason Tax-Free Intermediate-Term Income Trust

        Supplement to the Navigator Shares Prospectus dated July 31, 1999
                            (revised August 2, 1999)

The following information replaces similar information found in the "Management" section found on page 10.

            Management and Adviser:

            Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the manager of the funds. As manager, LMFA is responsible for investment management and administrative services and for overseeing the funds' relationships with outside service providers, such as the custodian, transfer agent, accountants and lawyers. LMFA acts as manager or adviser to investment companies with aggregate assets of about $18.2 billion as of March 31, 2000.

            Legg Mason Trust, fsb ("LM Trust"), 100 Light Street, Baltimore, Maryland 21202, is the investment adviser to each fund. As adviser, LM Trust is responsible for investment management of the funds, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security.

            On June 1, 2000, LMFA became the manager and LM Trust the investment adviser to the funds. The advisory personnel who previously managed the funds as employees of Legg Mason Capital Management, Inc. continue to do so as employees of LM Trust. Each fund has contracted to pay LMFA an advisory fee equal to an annual rate of 0.55% of the fund's average daily net assets. LMFA has contracted to pay LM Trust an advisory fee equal to an annual rate of 0.50% of each funds' average daily net assets.

The date of this supplement is June 1, 2000.